UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/15

Item 1. Schedule of Investments.

Franklin Fund Allocator Series

Statement of Investments, February 28, 2015 (unaudited)

Franklin Multi-Asset Real Return Fund	Shares/Units			Value
Investments in Underlying Funds and Exchange Traded Funds 86.3%
Alternative Strategies 19.2%
[a]Franklin K2 Alternative Strategies Fund, Class R6	106,131			$1,176,990
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	215,149			1,617,922
				2,794,912
Domestic Equity 17.5%
[a]Franklin Focused Core Equity Fund, Class R6	43,536			666,974
[a]Franklin Gold and Precious Metals Fund, Class R6	9,929			161,052
[a]Franklin Growth Fund, Class R6	9,815			765,875
[a,b]Franklin Growth Opportunities Fund, Class R6	4,508			158,777
[a]Franklin Natural Resources Fund, Class R6	13,992			438,367
[a]Franklin Utilities Fund, Class R6	20,547			356,694
				2,547,739
Domestic Fixed Income 24.0%
[a]Franklin High Income Fund, Class R6	189,449			382,687
[a]Franklin Low Duration Total Return Fund, Class R6	35,952			361,677
[a]Franklin Strategic Income Fund, Class R6	75,413			760,921
[a]Franklin Total Return Fund, Class R6	125,526			1,277,850
[a]Franklin U.S. Government Securities Fund, Class R6	106,539			694,635
				3,477,770
Foreign Equity 16.7%
[a]Franklin Global Real Estate Fund, Class R6	54,175			500,033
[a]Franklin India Growth Fund, Class R6	28,519			389,852
[a]Franklin Mutual European Fund, Class R6	11,196			250,224
[a]Franklin Mutual International Fund, Class R6	19,437			298,358
[a]Templeton China World Fund, Class R6	3,222			101,833
[a]Templeton Foreign Fund, Class R6	20,847			149,680
WisdomTree Europe Hedged Equity Fund ETF (Euro Community)	7,550			485,767
WisdomTree Japan Hedged Equity Fund ETF (Japan)	4,500			242,415
				2,418,162
Foreign Fixed Income 8.9%
[a]Franklin Emerging Market Debt Opportunities Fund	6,975			73,302
[a]Templeton Global Total Return Fund, Class R6	96,587			1,219,889
				1,293,191
Total Investments in Underlying Funds and Exchange Traded Funds (Cost $12,676,218)				12,531,774
	Principal Amount*
Foreign Government and Agency Securities (Cost $94,813) 0.6%
[c]Mexican Udibonos, Index Linked, 5.00%, 6/16/16	11,627	[d]	MXN	82,068
U.S. Government and Agency Securities 12.7%
[c]U.S. Treasury Bond, Index Linked,
0.375%, 7/15/23	176,647			181,394
2.125%, 2/15/41	107,268			145,952
0.75%, 2/15/42	51,980			53,105
U.S. Treasury Note,
[e] FRN, 0.065%, 1/31/16	50,000			50,001
[c] Index Linked, 0.125%, 4/15/16	304,370			308,032
[c] Index Linked, 2.50%, 7/15/16	116,319			122,562
[c] Index Linked, 2.375%, 1/15/17	145,605			154,706
[c] Index Linked, 0.125%, 4/15/17	249,252			253,906
[c] Index Linked, 0.125%, 4/15/18	243,891			248,521
[c] Index Linked, 1.125%, 1/15/21	107,385			115,279
[c] Index Linked, 0.625%, 7/15/21	208,451			218,515
Total U.S. Government and Agency Securities (Cost $1,848,857)				1,851,973

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Fund Allocator Series

Statement of Investments, February 28, 2015 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $14,619,887)		14,465,815

Short Term Investments (Cost $73,099) 0.5%
	Shares
Money Market Funds 0.5%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	73,099	73,099
Total Investments (Cost $14,692,987) 100.1%		14,538,914
Other Assets, less Liabilities (0.1)%		(16,179)
Net Assets 100.0%		$14,522,735

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.
c Principal amount of security is adjusted for inflation.
d Principal amount is stated in 100 Unidad de Inversion Units.
e The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Currency

MXN - Mexican Peso
Selected Portfolio

ETF - Exchange Traded Fund
FRN - Floating Rate Note

Franklin Fund Allocator Series

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of fourteen separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. Franklin Multi-Asset Real Return Fund (Fund) is included in this report. The Fund invests primarily in Franklin Templeton mutual funds (Underlying Funds).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

Effective June 30, 2014, Franklin Templeton Fund Allocator Series and Franklin Templeton Multi-Asset Real Return Fund were renamed Franklin Fund Allocator Series and Franklin Multi-Asset Real Return Fund, respectively.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Investments in the Underlying Funds are valued at their closing NAV each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At February 28, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$14,791,623

Unrealized appreciation	$503,155
Unrealized depreciation	(755,864)
Net unrealized appreciation (depreciation)	$(252,709)

4. INVESTMENTS IN UNDERLYING FUNDS

The Fund, which is managed by Franklin Advisers, Inc. (Advisers), invests primarily in the Underlying Funds which are managed by Advisers or its affiliates. The Fund does not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in Underlying Funds for the nine months ended February 28, 2015, were as follows:

											% of
											Underlying
	Number of Shares			Number of Shares	Value at						Fund Shares
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment		Realized			Held at End
Underlying Funds	of Period Additions		Reductions	Period	Period		Income	Gain (Loss)			of Period
Franklin Adjustable U.S. Government Securities Fund, Class R6	38,184	103	(38,287)	-	$-	[a] $	892	$(4,341)			-
Franklin Emerging Market Debt Opportunities Fund[c]	39,200	25,163	(57,388)	6,975	73,302		32,660	(52,869		) [b]	0.01%
Franklin Floating Rate Daily Access Fund, Class R6	72,167	1,358	(73,525)	-	-	a	12,326	(4,799)			-
Franklin Focused Core Equity Fund, Class R6	-	55,024	(11,488)	43,536	666,974		1,395	15,466	b		0.50%
Franklin Global Real Estate Fund, Class R6	86,785	37,670	(70,280)	54,175	500,033		14,610	44,496			0.28%
Franklin Gold and Precious Metals Fund, Class R6	-	9,929	-	9,929	161,052		2,487	-			0.02%
Franklin Grow th Fund, Class R6	5,823	6,216	(2,224)	9,815	765,875		5,008	6,415			0.01%
Franklin Grow th Opportunities Fund, Class R6	9,665	98	(5,255)	4,508	158,777		-	22,059	b		0.01%
Franklin High Income Fund, Class R6	579,120	135,725	(525,396)	189,449	382,687		27,365	(15,053)			0.01%
Franklin India Grow th Fund, Class R6	-	28,519	-	28,519	389,852		2,554	-			0.25%
Franklin International Small Cap Grow th Fund, Class R6	52,191	2,458	(54,649)	-	-	a	7,298	180,210	b		-
Franklin K2 Alternative Strategies Fund, Class R6	114,014	15,103	(22,986)	106,131	1,176,990		12,185	4,642			0.23%
Franklin Low Duration Total Return Fund, Class R6	89,153	21,352	(74,553)	35,952	361,677		16,815	(11,892)			0.01%
Franklin MicroCap Value Fund, Class R6	12,489	-	(12,489)	-	-	a	-	56,298			-
Franklin Mutual European Fund, Class R6	-	11,196	-	11,196	250,224		-	-			0.01%
Franklin Mutual International Fund, Class R6	-	19,437	-	19,437	298,358		-	-			0.28%
Franklin Mutual Shares Fund, Class R6[d]	8,143	189	(8,332)	-	-	a	5,667	71,504			-
Franklin Natural Resources Fund, Class R6	21,914	1,435	(9,357)	13,992	438,367		8,649	(95,117)			0.06%
Franklin Pelagos Commodities Strategy Fund, Class R6	350,073	10,362	(145,286)	215,149	1,617,922		-	(357,117)			2.84%
Franklin Small Cap Grow th Fund, Class R6	14,623	837	(15,460)	-	-	a	-	30,349		b	-
Franklin Strategic Income Fund, Class R6	149,291	19,113	(92,991)	75,413	760,921		59,458	(35,926		) [b]	0.01%
Franklin Total Return Fund, Class R6	-	125,526	-	125,526	1,277,850		22,596	-			0.02%
Franklin U.S. Government Securities Fund, Class R6	66,748	56,662	(16,871)	106,539	694,635		19,901	(4,540)			0.01%
Franklin Utilities Fund, Class R6	24,707	4,701	(8,861)	20,547	356,694		7,976	14,140	b		0.01%
Institutional Fiduciary Trust Money Market Portfolio	697,824	8,239,592	(8,864,317)	73,099	73,099		-	-			0.00	% [e]
Templeton China World Fund, Class R6	-	12,577	(9,355)	3,222	101,833		6,283	(11,378		) [b]	0.02%
Templeton Developing Markets Trust, Class R6	8,989	8,682	(17,671)	-	-	a	211	(17,274		) [b]	-
Templeton Foreign Fund, Class R6	79,788	51,580	(110,521)	20,847	149,680		20,200	(46,495		) [b]	0.00	% [e]
Templeton Frontier Markets Fund, Class R6	54,373	8,088	(62,461)	-	-	a	11,942	2,730	b		-
Templeton Global Total Return Fund, Class R6	117,258	59,106	(79,777)	96,587	1,219,889		132,057	(82,406		) [b]	0.01%
					$11,876,691		$430,535	$(290,898)

aAs of February 28, 2015, no longer held by the fund.
bIncludes realized gain distributions received.
cEffective June 30, 2014, Franklin Templeton Emerging Market Debt Opportunities Fund w as renamed Franklin Emerging Market Debt Opportunities Fund.
dEffective June 30, 2014, Mutual Shares Fund w as renamed Franklin Mutual Shares Fund.
eRounds to less than 0.01%.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Investments in Underlying Funds and
Exchange Traded Funds[a]	$12,531,774	$-	$	- $	12,531,774
Foreign Government and Agency Securities	-	82,068		-	82,068
U.S. Government and Agency Securities	-	1,851,973		-	1,851,973
Short Term Investments	73,099	-		-	73,099
Total Investments in Securities	$12,604,873	$1,934,041	$	- $	14,538,914

aFor detailed Underlying Fund and ETF categories, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 24, 2015

By  /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 24, 2015